Curian Guidance - Institutional Alt 100 Moderate Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

In the prospectus for the Curian Guidance – Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Moderate Fund
Management Fees		0.20%
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.85%
Total Annual Fund Operating Expenses		2.31%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		2.31%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.